Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Nov. 25, 2013	Nov. 14, 2013	Dec. 31, 2011	Sep. 30, 2014
Related Party Transaction [Line Items]
Stock subscription receivable	$ 3,288,333
Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price	$ 0.16
Convertible debt, amount converted	5,856,667
Share price, new issue	$ 0.16
Series B Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt	38,632,015
Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price	$ 0.16
Convertible debt, amount converted	6,150,000
Series A Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt	41,886,599
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Letter of credit		3,000,000
Sale Leaseback Obligations | Letter of Credit
Related Party Transaction [Line Items]
Line of credit, amount drawn		0
Convertible Notes Payable
Related Party Transaction [Line Items]
Interest rate on notes	8.00%	8.00%
Convertible Notes Payable | Series C and Series C-1 preferred stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt		116,565,430
Convertible debt, conversion price		$ 0.0246
Convertible Notes Payable | Series B Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt	26,160,555
Convertible debt, conversion price	$ 0.16
Convertible Notes Payable | Series B Convertible Preferred Stock | Convertible Preferred Stock | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted	92,355
Convertible Notes Payable | Series A Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt	10,599,058
Convertible Notes Payable | Series A Convertible Preferred Stock | Convertible Preferred Stock | Convertible promissory notes issued in 2011
Related Party Transaction [Line Items]
Shares issued upon conversion of debt	17,324,812
Convertible debt, conversion price	$ 0.16
Convertible Notes Payable | Series A Convertible Preferred Stock | Convertible Preferred Stock | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted	95,848
Convertible Notes Payable | Series A Convertible Preferred Stock | Convertible Preferred Stock | Accrued Interest | Convertible promissory notes issued in 2011
Related Party Transaction [Line Items]
Convertible debt, amount converted	271,970
Common Stock Warrants
Related Party Transaction [Line Items]
Warrant exercise price	$ 10.00	$ 7.08	$ 2.00	$ 2.00	$ 10.00	$ 2.98
Warrant expiration period			7 years	7 years
SSA Ventures, LLC | Series B Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares issued	10,416,667
Stock subscription receivable	1,666,667
Share price, new issue	$ 0.16
SSA Ventures, LLC | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes		571,000
SSA Ventures, LLC | Convertible Notes Payable | Convertible Note 1
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes	1,213,333
SSA Ventures, LLC | Convertible Notes Payable | Convertible Note 2
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes	800,000				1,250,000
SBS Charitable Remainder Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes		2,000,000
Bourne Spafford Charitable Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes		200,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes	2,880,000
Spring Forth Investments | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes	$ 800,000				$ 1,250,000
Ryan Ashton, Chief Executive Officer | Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued			50,000
David Spafford, a director | Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued			50,000